Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Summary of fair value of derivative instruments
Fair value balance excludes accrued interest on derivative assets	$ 570	$ 3,042
Fair value balance excludes accrued interest on derivative liabilities	106	2,664
Accrued Interest [Member]
Summary of fair value of derivative instruments
Fair value balance excludes accrued interest on derivative assets	10	243
Fair value balance excludes accrued interest on derivative liabilities	$ 11	$ 244